Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 264,687	$ 411,213	$ 75,416	$ 751,316
CHILE | Corporación de Fomento de la Producción de Chile (CORFO) [Member]
Total		$ 411,213		411,213
CHILE | Tesorería General de la República [Member]
Total	$ 264,687			264,687
CHILE | Various Local Chilean Municipalities/Communities [Member]
Total			$ 75,416	$ 75,416